Significant Accounting Policies and Basis of Presentation (Details) - Schedule of Property and Equipment	Dec. 31, 2022
Computers and equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Computers and equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years
Furniture and fixtures [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Furniture and fixtures [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years
Automobile [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Automobile [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years
Leasehold improvements [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Leasehold improvements [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	15 years
Buildings [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Buildings [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	15 years